Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 11, 2012
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2012
PowerShares S&P International Developed Low Volatility Portfolio (Prospectus Summary) | PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio

Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDLV
PowerShares S&P Emerging Markets Low Volatility Portfolio (Prospectus Summary) | PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EELV